Credit Facility (Details Narrative) - USD ($)		9 Months Ended
	May 03, 2019	Sep. 30, 2019	Jun. 30, 2019
Accrued interest on loan payable		$ 825,407
PLC ECI-Master Fund [Member] | Loan Agreement [Member]
Loans payable	$ 3,000,000
PLC ECI-Master Fund [Member] | Loan Agreement [Member] | LIBOR [Member]
Debt instrument, interest rate			12.00%
PLC ECI-Master Fund [Member] | Loan Agreement [Member] | Term Loan [Member]
Loans payable	$ 22,000,000
Debt instrument, description		The Loan Agreement, the Borrowers must repay the unpaid principal amount of the loans quarterly in an amount equal to $440,000 which was to begin on September 30, 2019.
Debt instrument, frequency of periodic payment		Quarterly
Repayments of Loans		$ 440,000
Debt instrument, maturity date	May 03, 2024
Interest paid		$ 500,961